Long-Term Debt (Narrative) (Details) - CAD ($)		12 Months Ended
	Oct. 01, 2019	Aug. 31, 2019	Nov. 21, 2019	Nov. 02, 2018	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2016	Aug. 31, 2004
Fixed rate senior notes 5.65% due October 1, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt	$ 1,250,000,000
Interest rate (as a percent)		565.00%
Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Corporate [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		5.69%
Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Corporate [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		5.55%
Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Corporate [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		3.17%
Fixed rate senior notes 3.80% due November 2, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		380.00%
Principal amount				$ 500,000,000
Fixed rate senior notes 3.80% due November 2, 2023 [Member] | Corporate [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		3.80%
Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Corporate [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		4.35%
Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Corporate [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		3.84%
Fixed rate senior notes 4.40% due November 2, 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		440.00%
Principal amount				$ 500,000,000
Fixed rate senior notes 4.40% due November 2, 2028 [Member] | Corporate [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		4.40%
Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Corporate [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		6.89%
Unsecured credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		$ 1,000,000,000
Increased credit facility borrowing capacity							$ 500,000,000
Unsecured credit facility [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)
Revolving term facility [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		$ 50,000,000
Revolving term facility [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)
Committed letters of credit [Member]
Disclosure of detailed information about borrowings [line items]
Line of Credit		$ 3,000,000			$ 2,000,000
Burrard Landing Lot 2 Holdings Partnership [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from loan excess funds						$ 10,000,000
Burrard Landing Lot 2 Holdings Partnership [Member] | Other related parties [Member]
Disclosure of detailed information about borrowings [line items]
Ownership interest		33.33%
Bond term		10 years
Number of years interest paid		5 years
Proceeds from loan excess funds						$ 30,000,000
Burrard Landing Lot 2 Holdings Partnership [Member] | Other related parties [Member] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		4.683%				4.14%		6.31%
Extended Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Debt			$ 1,500,000,000